Concentration of Credit Risk - Summary of Credit Exposure Associated with our On- and Off-Balance Sheet Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of credit risk exposure [line items]
Credit exposure	$ 1,022,941	$ 994,544
Major assets [member] | Credit risk [member] | Real estate and construction [member]
Disclosure of credit risk exposure [line items]
Percentage of loans and acceptances net of allowance for credit losses accounted for	10.00%	11.00%
Mortgages [member] | Canada [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Percentage of loans and acceptances net of allowance for credit losses accounted for	49.00%	50.00%
On-balance sheet [member] | United States [member] | Loans and Acceptances Net of Allowance for Credit Losses [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Percentage of loans and acceptances net of allowance for credit losses accounted for	15.00%	15.00%
On-balance sheet [member] | Major assets [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit exposure	$ 997,885	$ 935,297
On-balance sheet [member] | Major assets [member] | United States [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit exposure	259,280	239,201
On-balance sheet [member] | Major assets [member] | Canada [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit exposure	627,621	604,145
On-balance sheet [member] | Major assets [member] | Canadian currency [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit exposure	596,400	573,100
On-balance sheet [member] | Major assets [member] | Foreign currency [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit exposure	$ 401,500	$ 362,200